       PLATINUM CLASS(SM)

             [LOGO]

         PRIVACY POLICY
              AND
           PROSPECTUS
         MARCH 1, 2003

     [American AAdvantage Funds Logo]         - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND
                                              - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND


                                              Available through:
                                              WATERHOUSE LOGO
 MANAGED BY AMR INVESTMENT SERVICES, INC.     This page is not part of the Prospectus.


EAGLE LOGO

      [AMERICAN AADVANTAGE FUNDS LOGO]          [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]

                                 PRIVACY POLICY

The American AAdvantage Funds and the American AAdvantage Mileage Funds recognize and respect the privacy of our shareholders. We are providing this notice to you so you will understand how shareholder information may be collected and used.

We may collect nonpublic personal information about you from one or more of the following sources:

- information we receive from you on applications or other forms;

- information about your transactions with us or our service providers; and

- information we receive from third parties.

We do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law.

We restrict access to your nonpublic personal information to those employees or service providers who need to know that information to provide products or services to you. To ensure the confidentiality of your nonpublic personal information, we maintain safeguards that comply with federal standards.

                    This page is not part of the Prospectus.

       PLATINUM CLASS(SM)

             [LOGO]

           PROSPECTUS
         MARCH 1, 2003

     [American AAdvantage Funds Logo]         - MONEY MARKET FUND
                                              - MUNICIPAL MONEY MARKET FUND
                                              - U.S. GOVERNMENT MONEY MARKET FUND

 [AMERICAN AADVANTAGE MILEAGE FUNDS LOGO]     - MONEY MARKET MILEAGE FUND
                                              - MUNICIPAL MONEY MARKET MILEAGE FUND
                                              - U.S. GOVERNMENT MONEY MARKET MILEAGE
                                                FUND


                                              Available through:
                                              WATERHOUSE LOGO
                                              The Securities and Exchange Commission
                                              does not guarantee that the information in
                                              this Prospectus or any other mutual fund's
                                              prospectus is accurate or complete, nor
                                              does it judge the investment merit of
                                              these Funds. To state otherwise is a
 MANAGED BY AMR INVESTMENT SERVICES, INC.     criminal offense.


EAGLE LOGO

     TABLE OF CONTENTS
--------------------------

    About the Funds
    Overview....................................................    3
    Investment Objective........................................    4
    Principal Strategies........................................    4
    Principal Risk Factors......................................    6
    Investor Profile............................................    7
    Historical Performance......................................    7
    Fees and Expenses...........................................   14
    Examples....................................................   15
    The Manager.................................................   15
    Valuation of Shares.........................................   16
    About Your Investment
    Purchase and Redemption of Shares...........................   17
    Distributions and Taxes.....................................   20
    AAdvantage(R) Miles.........................................   21
    Additional Information
    Distribution of Fund Shares.................................   24
    Master-Feeder Structure.....................................   24
    Financial Highlights........................................   26
    Additional Information...............................  Back Cover


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About the Funds                         2                             Prospectus

ABOUT THE FUNDS
---------------

OVERVIEW
-------- The American AAdvantage Funds (the "AAdvantage Funds") and the American AAdvantage Mileage Funds (the "Mileage Funds") are managed by AMR Investment Services, Inc. (the "Manager"), a wholly owned subsidiary of AMR Corporation.

                             The AAdvantage Funds and Mileage Funds in this Prospectus (collectively, the "Funds") operate under a master-feeder structure. This means that each Fund seeks its investment objective by investing all of its investable assets in a corresponding portfolio of the AMR Investment Services Trust ("AMR Trust") that has a similar name and identical investment objective. Throughout this Prospectus, statements regarding investments by a Fund refer to investments made by its corresponding portfolio. For easier reading, the term "Fund" is used throughout the Prospectus to refer to either a Fund or its portfolio, unless stated otherwise. See "Master-Feeder Structure".

                             Each shareholder of the Mileage Funds will receive American Airlines(R) AAdvantage(R) travel awards program ("AAdvantage") miles.(1) AAdvantage miles will be posted monthly to each shareholder's AAdvantage account at an annual rate of one mile for every $10 invested in the Fund. See "AAdvantage Miles".

---------------

(1) American Airlines and AAdvantage are registered trademarks of American Airlines, Inc.

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Prospectus                              3                        About the Funds

Money Market Funds ("Taxable Funds")
-----------------------------------------
American AAdvantage Money Market Fund
American AAdvantage Money Market Mileage Fund

Municipal Money Market Funds ("Municipal Funds")
------------------------------------------------
American AAdvantage Municipal Money Market Fund
American AAdvantage Municipal Money Market Mileage Fund

U.S. Government Money Market Funds ("Government Funds")
-------------------------------------------------------
American AAdvantage U.S. Government Money Market Fund
American AAdvantage U.S. Government Money Market Mileage Fund
--------------------------------------------------------------------------------


INVESTMENT OBJECTIVE         Current income, liquidity and the maintenance of a
--------------------         stable price of $1.00 per share.
(All Funds)

PRINCIPAL STRATEGIES         Each Taxable Fund invests exclusively in high
--------------------         quality variable or fixed rate, U.S.
(Taxable Funds)              dollar-denominated short-term money market
                             instruments. These securities may include
                             obligations of the U.S. Government, its agencies
                             and instrumentalities; corporate debt securities,
                             such as commercial paper, master demand notes, loan
                             participation interests, medium-term notes and
                             funding agreements; Yankeedollar and Eurodollar
                             bank certificates of deposit, time deposits, and
                             bankers' acceptances; asset-backed securities; and
                             repurchase agreements involving the foregoing
                             obligations.

                             Each Taxable Fund will only buy securities with the following credit qualities:

                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

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About the Funds                         4                             Prospectus

                             Each Taxable Fund invests more than 25% of its total assets in obligations issued by the banking industry. However, for temporary defensive purposes when the Manager believes that maintaining this concentration may be inconsistent with the best interests of shareholders, a Taxable Fund may not maintain this concentration.

                             Securities purchased by each Taxable Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Taxable Fund will not exceed 90 days.

(Municipal Funds)            Under normal market conditions, each Municipal Fund
                             invests at least 80% of its net assets in securities whose interest income is exempt from federal income tax. These securities may be issued by or on behalf of the governments of U.S. states, counties, cities, towns, territories, or public authorities. Most of the securities purchased by each Municipal Fund will be guaranteed by the U.S.
                             Government, its agencies, or instrumentalities;
                             secured by irrevocable letters of credit issued by qualified banks; or guaranteed by one or more municipal bond insurance policies.

                             Each Municipal Fund will only buy securities with the following credit qualities:

                             - rated in the highest short-term categories by two
                               rating organizations, such as "A-1" by Standard & Poor's Ratings Services and "P-1" by Moody's Investors Service, Inc., at the time of purchase,

                             - rated in the highest short-term category by one
                               rating organization if the securities are rated only by one rating organization, or

                             - unrated securities that are determined to be of
                               equivalent quality by the Manager pursuant to guidelines approved by that Fund's Board of Trustees.

                             Securities purchased by each Municipal Fund generally have remaining maturities of 397 days or less, although

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Prospectus                              5                        About the Funds
                             instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Municipal Fund will not exceed 90 days.

(Government Funds)           Each Government Fund invests exclusively in
                             obligations issued or guaranteed by the U.S.
                             Government, its agencies or instrumentalities, repurchase agreements that are collateralized by such obligations and other investment companies that limit their investments to the foregoing securities. Some of these securities are not backed by the full faith and credit of the U.S.
                             Government. U.S. Government securities include direct obligations of the U.S. Treasury (such as Treasury bills, Treasury notes and Treasury bonds).

                             Securities purchased by each Government Fund generally have remaining maturities of 397 days or less, although instruments subject to repurchase agreements and certain variable and floating rate obligations may bear longer final maturities. The average dollar-weighted maturity of each Government Fund will not exceed 90 days.

                             Each Government Fund has a policy of investing exclusively in securities that are consistent with the Fund's name. If a Government Fund changes this policy, a notice will be sent to shareholders at least 60 days in advance of the change and the Prospectus will be supplemented.


PRINCIPAL RISK FACTORS       - The yield paid by each Fund is subject to
----------------------         changes in interest rates. As a result, there
(All Funds)                    is risk that a decline in short-term interest
                               rates would lower its yield and the overall
                               return on your investment.

                             - Although each Fund seeks to preserve the value of
                               your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                             Your investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other financial or government institution.


--------------------------------------------------------------------------------

About the Funds                         6                             Prospectus

(Taxable and
Municipal Funds)             - As with any money market fund, there is the risk
                               that the issuers or guarantors of securities owned by each Fund will default on the payment of principal or interest or the obligation to repurchase securities from each Fund.

(Taxable Funds)              - Because the Taxable Funds concentrate their
                               assets in the banking industry, factors affecting that industry could have a significant impact on the performance of the Taxable Funds.


INVESTOR PROFILE             All of the Funds may be suitable for investors
--------------------         who:
(All Funds)                  - seek the preservation of capital and to avoid
                               fluctuations in principal,

                             - desire regular, monthly income from a highly
                               liquid investment,

                             - require a short-term investment vehicle for cash
                               when making long-term investment decisions, or

                             - seek a rate of return that is potentially higher
                               than certificates of deposit or savings accounts.

(Municipal Funds)            The Municipal Funds may be suitable for investors
                             who:

                             - desire regular, monthly income that is generally
                               exempt from Federal income tax or

                             - seek an after-tax rate of return that is
                               potentially higher than certificates of deposit or savings accounts.

(Mileage Funds)              The Mileage Funds may be suitable for investors who
                             desire to receive miles in the American Airlines
                             AAdvantage(R) program.

HISTORICAL PERFORMANCE
----------------------       The bar charts and tables below provide an
                             indication of risk by showing how each Fund's performance has varied from year to year. Past performance is not necessarily indicative of how each Fund will perform in the future. You may call
                             1-800-388-3344 or visit the Funds' website at www.aafunds.com to obtain each Fund's current seven-day yield.

--------------------------------------------------------------------------------

Prospectus                              7                        About the Funds

(American AAdvantage
Money Market Fund(R))        The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since September 1, 1987. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................  3.28%
94..........................................................  4.22%
95..........................................................  5.93%
96..........................................................  4.77%
97..........................................................  4.90%
98..........................................................  4.82%
99..........................................................  4.41%
00..........................................................  5.69%
01..........................................................  3.45%
02..........................................................  0.98%

Highest Quarterly Return:               1.52%
  (1/1/93 through 12/31/02)       (2nd Quarter 1995)
Lowest Quarterly Return:                0.18%
  (1/1/93 through 12/31/02)       (4th Quarter 2002)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/02
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET FUND..........................................  0.98%      3.86%      4.24%

(American AAdvantage
Money Market Mileage
Fund(sm))                    The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on September 1, 1987. Like the Fund, the Companion Fund invests all of its investable assets in the Money Market Portfolio of the AMR Trust. The

--------------------------------------------------------------------------------

About the Funds                         8                             Prospectus
                             performance results through October 31, 1995 are for the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through January 28, 1996 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on January 29, 1996. Thus, performance results from that date through December 31, 2002 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.28%
94..........................................................    4.22%
95..........................................................    5.93%
96..........................................................    4.56%
97..........................................................    4.74%
98..........................................................    4.67%
99..........................................................    4.30%
00..........................................................    5.57%
01..........................................................    3.32%
02..........................................................    0.81%

Highest Quarterly Return:             1.45%
  (1/1/93 through 12/31/02)     (3rd Quarter 2000)
Lowest Quarterly Return:              0.13%
  (1/1/93 through 12/31/02)     (4th Quarter 2002)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/02
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
MONEY MARKET MILEAGE FUND..................................  0.81%      3.72%      4.06%


--------------------------------------------------------------------------------

Prospectus                              9                        About the Funds

(American AAdvantage
Municipal Money Market
Fund(sm))                    The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since November 10, 1993. In the chart and table below, performance results before November 7, 1995 are for the older class. Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                    [CHART]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................  2.66%
95..........................................................  3.71%
96..........................................................  2.78%
97..........................................................  2.83%
98..........................................................  2.64%
99..........................................................  2.34%
00..........................................................  3.21%
01..........................................................  1.82%
02..........................................................  0.51%

Highest Quarterly Return:            1.00%
  (1/1/94 through 12/31/02)    (2nd Quarter 1995)
Lowest Quarterly Return:             0.10%
  (1/1/94 through 12/31/02)    (1st Quarter 2002)

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                           -------------------------------
                                                                   AS OF 12/31/02
                                                           -------------------------------
                                                                                  SINCE
                                                                                INCEPTION
                                                           1 YEAR    5 YEARS    (11/10/93)
                                                           ------    -------    ----------
MUNICIPAL MONEY MARKET FUND..............................  0.51%      2.10%       2.49%

(American AAdvantage
Municipal Money Market
Mileage Fund(sm))            The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on November 10, 1993. Like the Fund, the Companion Fund invests all of its investable assets in the Municipal Money Market
                             Portfolio of the

--------------------------------------------------------------------------------

About the Funds                        10                             Prospectus

                             AMR Trust. The performance results from inception through October 31, 1995 are those of the Companion Fund's Mileage Class of shares. The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2002 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

94..........................................................  2.37%
95..........................................................  3.48%
96..........................................................  3.09%
97..........................................................  3.23%
98..........................................................  3.06%
99..........................................................  2.69%
00..........................................................  3.05%
01..........................................................  1.72%
02..........................................................  0.35%

Highest Quarterly Return:            0.91%
  (1/1/94 through 12/31/02)    (2nd Quarter 1995)
Lowest Quarterly Return:             0.07%
  (1/1/94 through 12/31/02)    (3rd Quarter 2002)

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                           -------------------------------
                                                                   AS OF 12/31/02
                                                           -------------------------------
                                                                                  SINCE
                                                                                INCEPTION
                                                           1 YEAR    5 YEARS    (11/10/93)
                                                           ------    -------    ----------
MUNICIPAL MONEY MARKET MILEAGE FUND......................  0.35%      2.17%       2.54%


--------------------------------------------------------------------------------

Prospectus                             11                        About the Funds

(American AAdvantage
U.S. Government Money
Market Fund(sm))             The Platinum Class of the Fund began offering its
                             shares on November 7, 1995. However, another class of shares of the Fund not offered in this Prospectus has been offered since March 2, 1992. In the chart and table below, performance results before November 7, 1995 are for the older class.
                             Because the other class had lower expenses, its performance was better than the Platinum Class of the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.05%
94..........................................................    4.09%
95..........................................................    5.62%
96..........................................................    4.51%
97..........................................................    4.65%
98..........................................................    4.62%
99..........................................................    4.20%
00..........................................................    5.53%
01..........................................................    3.37%
02..........................................................    0.90%

Highest Quarterly Return:            1.44%
  (1/1/93 through 12/31/02)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.15%
  (1/1/93 through 12/31/02)    (4th Quarter 2002)

                                                            AVERAGE ANNUAL TOTAL RETURN
                                                           -----------------------------
                                                                  AS OF 12/31/02
                                                           -----------------------------
                                                           1 YEAR    5 YEARS    10 YEARS
                                                           ------    -------    --------
U.S. GOVERNMENT MONEY MARKET FUND........................  0.90%      3.71%      4.04%

(American AAdvantage
U.S. Government Money
Market Mileage Fund(sm))     The Fund's performance, as shown in the chart and
                             table below, is derived from a combination of the Fund's performance and that of another fund (the
                             "Companion Fund") not offered in this Prospectus.
                             The Companion Fund has been managed by the Manager since its inception on March 2, 1992. Like the Fund, the Companion Fund invests all of its investable assets in the U.S. Government Money
                             Market Portfolio of the AMR Trust. The performance results through Octo-

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About the Funds                        12                             Prospectus
                             ber 31, 1995 are those of the Companion Fund. (Results through October 31, 1993 are for the Companion Fund's Institutional Class of shares and from November 1, 1993 through October 31, 1995 are for the Companion Fund's Mileage Class of shares.) The Fund began offering its shares on November 1, 1995. Performance results shown below from that date through October 31, 1999 are for the initial class of Fund shares. The Platinum Class of the Fund began offering its shares on November 1, 1999. Thus, performance results from that date through December 31, 2002 are for the Platinum Class of Fund shares. Because the Companion Fund and the Fund's initial class had lower expenses, their performance was better than the Fund would have realized in the same period.

                                    [GRAPH]
          TOTAL RETURN FOR THE CALENDAR YEAR ENDED 12/31 OF EACH YEAR

93..........................................................    3.00%
94..........................................................    3.79%
95..........................................................    5.37%
96..........................................................    4.91%
97..........................................................    5.04%
98..........................................................    5.04%
99..........................................................    4.55%
00..........................................................    5.47%
01..........................................................    3.22%
02..........................................................    0.69%

Highest Quarterly Return:            1.42%
  (1/1/93 through 12/31/02)    (3rd Quarter 2000)
Lowest Quarterly Return:             0.09%
  (1/1/93 through 12/31/02)    (4th Quarter 2002)

                                                              AVERAGE ANNUAL TOTAL RETURN
                                                             -----------------------------
                                                                    AS OF 12/31/02
                                                             -----------------------------
                                                             1 YEAR    5 YEARS    10 YEARS
                                                             ------    -------    --------
U.S. GOVERNMENT MONEY MARKET MILEAGE FUND..................   0.69%     3.78%       4.10%


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Prospectus                             13                        About the Funds

FEES AND EXPENSES
-----------------            This table describes the fees and expenses that you
                             may pay if you buy and hold shares of each Fund.
                             The expense table and the Examples below reflect the expenses of each Fund and its corresponding portfolio.

                                                                                                U.S.
                                                                    MUNICIPAL      U.S.      GOVERNMENT
                                               MONEY    MUNICIPAL     MONEY     GOVERNMENT     MONEY
                                     MONEY    MARKET      MONEY      MARKET       MONEY        MARKET
                                     MARKET   MILEAGE    MARKET      MILEAGE      MARKET      MILEAGE
                                     ------   -------   ---------   ---------   ----------   ----------
Management Fees....................  0.10%     0.10%      0.10%       0.10%       0.10%        0.10%
Distribution (12b-1) Fees..........  0.25%     0.25%      0.25%       0.25%       0.25%        0.25%
Other Expenses.....................  0.59%     0.75%      0.66%       0.88%       0.63%        0.86%
                                     -----     -----      -----       -----       -----        -----
Total Annual Fund Operating
  Expenses.........................  0.94%(3)  1.10%      1.01%       1.23%       0.98%(3)     1.21%
                                     =====     =====      =====       =====       =====        =====
Fee Waiver and/or Expense
  Reimbursement....................     --        --      0.02%(1)    0.03%(2)       --        0.01%(2)
Net Expenses.......................  0.94%     1.10%      0.99%       1.20%       0.98%        1.20%

(1) The Manager has contractually agreed to waive a portion of Distribution Fees for the Municipal Money Market Fund through December 31, 2003 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.99%. The contractual fee waiver can be changed by a majority vote of the Fund's Board of Trustees.

(2) The Manager has contractually agreed to waive a portion of the Fund's Distribution Fees through December 31, 2003 to the extent that the Fund's Total Annual Fund Operating Expenses exceed 1.20%. The contractual fee waiver can be changed by a majority vote of the Fund's Board of Trustees.

(3) The Manager has contractually agreed to waive a portion of the Fund's Distribution Fees through December 31, 2003, if the Fund's Total Annual Fund Operating Expenses exceed 0.99%. The contractual fee waiver can be changed by a majority vote of the Fund's Board of Trustees.


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About the Funds                        14                             Prospectus

EXAMPLES
-------- These examples are intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                                        ------   -------   -------   --------
                              Money Market............................   $ 96     $300      $520      $1,155
                              Money Market Mileage....................   $112     $350      $606      $1,340
                              Municipal Money Market*.................   $101     $320      $556      $1,234
                              Municipal Money Market Mileage*.........   $122     $387      $673      $1,486
                              U.S. Government Money Market............   $100     $312      $542      $1,201
                              U.S. Government Money Market Mileage*...   $122     $383      $664      $1,465

                             * The Manager has contractually agreed to waive
                               fees only through December 31, 2003. Therefore, net expenses are used to calculate the costs in the first year, and total fund expenses are used to calculate costs in the remaining nine years.

THE MANAGER
-----------                  The Funds have retained AMR Investment Services,
                             Inc. to serve as their Manager. The Manager, located at 4151 Amon Carter Boulevard, Fort Worth,
                             Texas 76155, is a wholly owned subsidiary of AMR
                             Corporation, the parent company of American
                             Airlines, Inc. The Manager was organized in 1986 to provide investment management, advisory, administrative and asset management consulting services. As of December 31, 2002, the Manager had approximately $29.6 billion of assets under management, including approximately $16.8 billion under active management and $12.8 billion as named fiduciary or financial adviser. Approximately $14.2 billion of the Manager's total assets under management were related to AMR Corporation.

                             The Manager provides or oversees the provision of all administrative, investment advisory and portfolio management services to the Funds. The Manager develops the investment programs for each Fund and serves as the sole investment adviser to the Funds. As compensation

--------------------------------------------------------------------------------

Prospectus                             15                        About the Funds
                             for providing management services, each Fund pays the Manager an annualized advisory fee that is calculated and accrued daily, equal to the sum of 0.10% of the net assets of the Fund.

                             The Manager also may receive up to 25% of the net annual interest income or up to 25% of loan fees in regards to securities lending activities. However, the Manager does not anticipate that the Funds will engage in securities lending at this time. The Securities and Exchange Commission ("SEC") has granted exemptive relief that permits the Funds to invest cash collateral received from securities lending transactions in shares of one or more private or registered investment companies managed by the Manager.

                             The Manager has discretion to purchase and sell securities for the Funds in accordance with each Fund's objectives, policies, and restrictions. Pursuant to an exemptive order issued by the SEC, the Manager is permitted to enter into new or modified investment advisory agreements with existing or new investment advisers without approval of a Fund's shareholders, but subject to approval by the Boards of Trustees of the AAdvantage Funds, the Mileage Funds and the AMR Trust (the "Boards"). The Prospectus will be supplemented if additional investment advisers are retained or the contract with the Manager is terminated.

VALUATION OF SHARES
-------------------          The price of each Fund's shares is based on its net
                             asset value ("NAV") per share. Each Fund's NAV is computed by adding total assets, subtracting all of the Fund's liabilities, and dividing the result by the total number of shares outstanding. Securities held by the Funds are valued in accordance with the amortized cost method, which is designed to enable the Funds to maintain a stable NAV of $1.00 per share. Debt securities usually are valued on the basis of prices provided by a pricing service. In some cases, the price of debt securities is determined using quotes obtained from brokers.
                             Securities for which market quotations are not readily availa-

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About the Funds                        16                             Prospectus
                             ble are valued at fair value, as determined in good faith and pursuant to procedures approved by the Boards.

                             The NAV of Platinum Class shares will be determined based on a pro rata allocation of the Fund's investment income, expenses and total capital gains and losses. Each Fund's NAV per share is determined as of the close of the New York Stock Exchange ("Exchange"), generally 4:00 p.m. Eastern time, on each day on which the Exchange is open for business, or such other time as designated by a Fund, if in its discretion, the Fund accepts orders on days when the Exchange is closed. In addition to the days the Exchange is closed, the Funds are closed and no NAV is calculated on Columbus Day and Veterans Day. In certain limited circumstances, a Fund, in its discretion, may designate other days as a business day on which it will accept purchases, redemptions and exchanges.

ABOUT YOUR INVESTMENT
---------------------
PURCHASE AND REDEMPTION OF SHARES
---------------------------------

Eligibility                  Platinum Class shares are offered on a continuous
                             basis at net asset value through selected financial institutions (such as banks and broker-dealers).
                             Shares of the Mileage Funds are offered only to individuals and certain grantor trusts. Qualified retirement plans (i.e. IRAs, Keogh, profit sharing plans) and institutional investors are not eligible to invest in the Mileage Funds.

Purchase Policies            No sales charges are assessed on the purchase or
                             sale of Fund shares. Shares of the Funds are offered and purchase orders are typically accepted until the deadlines listed below on each day on which the Exchange is open for trading. In addition, shares are not offered and orders are not accepted on Columbus Day and Veterans Day.

                                                                    PURCHASE ORDER DEADLINE
                               FUND                                    (EASTERN TIME):*
                               ----                                 -----------------------
                               Money Market and
                                 Government Funds                          4:00 p.m.
                               Municipal Funds                            11:45 a.m.



                                  *or the close of the Exchange (whichever comes first)


--------------------------------------------------------------------------------

Prospectus                             17                  About Your Investment

                             If a purchase order is received in good order prior to the applicable Fund's deadline, the purchase price will be the NAV per share next determined on that day. If a purchase order is received in good order after the applicable deadline, the purchase price will be the NAV of the following day that the Fund is open for business. Checks to purchase shares are accepted subject to collection at full face value in U.S. funds and must be drawn in U.S. dollars on a U.S. bank.

Opening an Account           A completed, signed application is required to open
                             an account. Financial institutions may have different procedures for opening an account.
                             Eligible investors in the Mileage Funds can enroll in the American Airlines AAdvantage(R) Program by calling (800) 882-8880 or by visiting www.aa.com.
                             You may request a Fund application form by calling
                             (800) 934-4448.

                             Complete the application, sign it and:

                                                  Mail to:
                                    TD Waterhouse Investor Services, Inc.
                                              Customer Service
                                               100 Wall Street
                                             New York, NY 10005

Redemption Policies          Shares of any Fund may be redeemed by telephone or
                             mail on any day that the Fund is open for business.
                             The redemption price will be the NAV next determined after a redemption order is received in good order. Any questions regarding what constitutes good order should be directed to the financial institution through which Fund shares were purchased. Proceeds from redemptions requested by the following deadlines will generally be wired to shareholders on the same day.

                                                                        SAME DAY
                                                                    WIRE REDEMPTION
                                                                     ORDER DEADLINE
                               FUND                                 (EASTERN TIME)*:
                               ----                                 ----------------
                               Money Market and
                                 Government Funds                       2:00 p.m.
                               Municipal Funds                         11:45 a.m.



                               *or the close of the Exchange (whichever comes first)


--------------------------------------------------------------------------------

About Your Investment                  18                             Prospectus

                             In any event, proceeds from a redemption order for any Fund will typically be transmitted to a shareholder by no later than seven days after the receipt of a redemption request in good order. Delivery of proceeds from shares purchased by check may be delayed until the check has cleared, which may take up to 15 days.

                             The Funds reserve the right to suspend redemptions or postpone the date of payment (i) when the Exchange is closed (other than for customary weekend and holiday closings); (ii) when trading on the Exchange is restricted; (iii) when the SEC determines that an emergency exists so that disposal of a Fund's investments or determination of its NAV is not reasonably practicable; or (iv) by order of the SEC for protection of the Funds' shareholders.

                             Although the Funds intend to redeem shares in cash, each Fund reserves the right to pay the redemption price in whole or in part by a distribution of readily marketable securities held by the applicable Fund's corresponding portfolio. Unpaid dividends credited to an account up to the date of redemption of all shares generally will be paid at the time of redemption.

General Policies             If a shareholder's account balance in any Fund
                             falls below $1,000, the shareholder may be asked to increase the balance. If the account balance remains below $1,000 after 45 days, the Funds reserve the right to close the account and send the proceeds to the shareholder.

                             The following policies apply to instructions you may provide to the Funds by telephone:

                             - The Funds, their officers, trustees, directors,
                               employees, or agents are not responsible for the authenticity of instructions provided by telephone, nor for any loss, liability, cost or expense incurred for acting on them.

                             - The Funds employ procedures reasonably designed
                               to confirm that instructions communicated by telephone are genuine.

--------------------------------------------------------------------------------

Prospectus                             19                  About Your Investment

                             - Due to the volume of calls or other unusual
                               circumstances, telephone redemptions may be difficult to implement during certain time periods.

                             The Funds reserve the right to:

                             - reject any order for the purchase of shares and
                               to limit or suspend, without prior notice, the offering of shares,

                             - modify or terminate the exchange privilege at any
                               time,

                             - limit the number of exchanges between Funds an
                               investor may exercise, and

                             - seek reimbursement from you for any related loss
                               incurred if your payment for the purchase of Fund shares by check does not clear your bank.

                             Each financial institution is responsible for the prompt transmission of purchase and redemption orders of its clients. Financial institutions may provide varying arrangements for their clients with respect to the purchase and redemption of Platinum Class shares. Shares purchased through financial institutions may be subject to transaction fees. Financial institutions offering Platinum Class shares may impose fees on investors for check writing privileges or, if approved by the Funds, establish variations on minimum check amounts. Some institutions may arrange for additional privileges associated with Platinum Class shares, such as a debit card, which may only be available subject to certain conditions or limitations.

DISTRIBUTIONS AND TAXES
-----------------------      The Funds distribute most or all of their net
                             earnings in the form of dividends from net investment income and distributions of realized net capital gains. Except for "exempt-interest dividends" (see below) paid by the Municipal Funds, dividends and distributions of net realized gains are usually taxable as ordinary income. However, the portion of a Fund's dividends derived from its investments in certain direct U.S. Government obligations may be exempt from state and local income taxes. Unless the account application instructs otherwise, distributions will be reinvested in additional Fund shares.

--------------------------------------------------------------------------------

About Your Investment                  20                             Prospectus

                             Distributions are paid to shareholders monthly on the first business day of the following month.

                             Each Municipal Fund expects to designate most of its distributions as "exempt-interest dividends," which may be excluded from gross income. If a Municipal Fund earns taxable income from any of its investments, that income will be distributed as a taxable dividend. If a Municipal Fund invests in private activity obligations, its shareholders will be required to treat a portion of the exempt-interest dividends they receive as a "tax preference item" in determining their liability for federal alternative minimum tax. Some states exempt from income tax the interest on their own obligations and on obligations of governmental agencies and municipalities in the state; accordingly, each year shareholders will receive tax information on each Municipal Fund's exempt-interest income by state.

                             This is only a summary of some of the important income tax considerations that may affect Fund shareholders. Shareholders should consult their tax adviser regarding specific questions as to the effect of federal, state or local income taxes on an investment in the Funds.

AADVANTAGE(R) MILES
-------------------          The AAdvantage program offers its members the to
                             obtain free upgrades and travel awards on American
                             Airlines and AAdvantage airline participants, as well as upgrades and discounts on car rental and hotel accommodations. For more information about the AAdvantage program, call American Airlines at
                             (800) 882-8880 or visit www.aa.com.

                             AAdvantage travel awards ("miles") will be posted monthly in arrears to each shareholder's AAdvantage account based on the shareholder's average daily account balance during the previous month. Miles are posted at an annual rate of one mile per $10 maintained in each Mileage Fund. Mileage is calculated on the average daily balance and posted monthly. The average daily balance is calculated by adding each day's balance and dividing by the number of days in the month. For example, the average daily balance on a $50,000 account funded on

--------------------------------------------------------------------------------

Prospectus                             21                  About Your Investment
                             the 16th day of a month having 30 days (and maintained at that balance through the end of the month) would be $25,000. Mileage received for that month would be 208 miles. If the same balance were maintained through the next month, the average daily balance would be $50,000, and the mileage would be 417 miles that month and every month the $50,000 investment was maintained in the Mileage Fund. These miles appear on subsequent AAdvantage program statements.

                             For trust accounts, AAdvantage miles will be posted only in a trustee's individual name, and not in the name of the trust account. Before investing in the Mileage Funds, trustees of trust accounts should consult their own legal and tax advisers as to the tax effect of this arrangement and whether this arrangement is consistent with their legal duties as trustees. American Airlines has informed the Mileage Funds that in administering an AAdvantage member's AAdvantage account, it shall not be required to distinguish between AAdvantage miles accumulated by the individual in his/her capacity as trustee to a trust account from AAdvantage miles accumulated in an individual capacity from other sources.

                             The Manager reserves the right to discontinue the posting of AAdvantage miles or to change the mileage calculation at any time upon notice to shareholders. American Airlines may, in its discretion, change the AAdvantage program rules, regulations, travel awards, and special offers at any time with or without notice. This means that the accumulation of mileage credit does not entitle members to any vested rights with respect to such mileage credits, awards or program benefits. In accumulating mileage or awards, members may not rely upon the continued availability of any award or award level, and members may not be able to obtain all offered awards for all destinations or on all flights. Any award may be withdrawn or subject to increased mileage requirements or new restrictions at any time. American Airlines may, among other things, (i) withdraw, limit, modify, or cancel any award; (ii) change program benefits, mileage levels, participant affiliations, conditions of

--------------------------------------------------------------------------------

About Your Investment                  22                             Prospectus
                             participation, rules for earning, redeeming, retaining or forfeiting mileage credit, or rules for the use of travel awards; or (iii) add travel embargo dates, limit the number of seats available for award travel (including, but not limited to, allocating no seats on certain flights) or otherwise restrict the continued availability of travel awards or special offers. American may make any one or more of these changes at any time even though such changes may affect your ability to use the mileage credit or awards that you have already accumulated. American Airlines reserves the right to end the AAdvantage program with six months notice. AAdvantage travel awards, accrued mileage credits and special offers are subject to government regulations. American Airlines is not responsible for products and services offered by other participating companies. Any departure fee, immigration fee, tax liability or passenger facility charge is the responsibility of the passenger and/or the AAdvantage member.


--------------------------------------------------------------------------------

Prospectus                             23                  About Your Investment

ADDITIONAL INFORMATION
----------------------
DISTRIBUTION OF
FUND SHARES
---------------              The AAdvantage Funds and Mileage Funds have each
                             adopted a Distribution Plan for the Platinum Class
                             (the "Plans") in accordance with Rule 12b-1 under the Investment Company Act of 1940, which allow the Funds to pay distribution and other fees for the sale of Fund shares and for other services provided to shareholders. In addition, the Mileage Funds'
                             Plan authorizes expenses incurred in connection with participation in the AAdvantage program. The
                             Plans provide that each Platinum Class Fund will pay 0.25% per annum of its average daily net assets to the Manager (or another entity approved by the applicable Board). Because these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges and result in costs higher than other types of sales charges.

MASTER-FEEDER STRUCTURE
-----------------------      The Funds operate under a master-feeder structure.
                             This means that each Fund is a "feeder" fund that invests all of its investable assets in a "master" fund with the same investment objective. The
                             "master" fund purchases securities for investment.
                             The master-feeder structure works as follows:

                                       [MASTER-FEEDER STRUCTURE GRAPH]

                             Each Fund can withdraw its investment in its corresponding portfolio at any time if the applicable Board determines that it is in the best interest of the Fund and its shareholders to do so. A change in a portfolio's fundamental objective, policies and restrictions, which is

--------------------------------------------------------------------------------

Additional Information                 24                             Prospectus
                             not approved by the shareholders of its
                             corresponding Fund could require that Fund to redeem its interest in the portfolio. Any such redemption could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the portfolio. Should such a distribution occur, that Fund could incur brokerage fees or other transaction costs in converting such securities to cash. In addition, a distribution in kind could result in a less diversified portfolio of investments for that Fund and could affect adversely the liquidity of the Fund. If a Fund withdraws its investment in its corresponding portfolio, the Fund's assets will be invested directly in investment securities or in another master fund, according to the investment policies and restrictions described in this Prospectus.


--------------------------------------------------------------------------------

Prospectus                             25                 Additional Information

FINANCIAL HIGHLIGHTS
--------------------         The financial highlights tables are intended to
                             help you understand each Fund's financial performance for the past five fiscal years (or, if shorter, the period of the Fund's operations).
                             Certain information reflects financial results for a single share of the Fund's Platinum Class. The total returns in each Fund's table represent the rate that an investor would have earned (or lost) on an investment in that Fund (assuming reinvestment of all dividends and distributions).
                             Each Fund's financial highlights were audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is found in the Funds' Annual Report, which you may obtain upon request.

                                                                             MONEY MARKET FUND
                                          ---------------------------------------------------------------------------------------
                                                                              PLATINUM CLASS
                                          ---------------------------------------------------------------------------------------
                                                        YEAR ENDED                      TWO MONTHS              YEAR ENDED
                                                       DECEMBER 31,                       ENDED                 OCTOBER 31,
                                          --------------------------------------       DECEMBER 31,       -----------------------
FOR A SHARE OUTSTANDING                     2002           2001           2000             1999             1999           1998
THROUGHOUT THE PERIOD:                    --------       --------       --------       ------------       --------       --------
Net asset value, beginning of period....  $   1.00       $   1.00       $   1.00         $   1.00         $   1.00       $   1.00
                                          --------       --------       --------         --------         --------       --------
 Net investment income(A)...............      0.01           0.03           0.06             0.01             0.04           0.05
 Less dividends from net investment
   income...............................     (0.01)         (0.03)         (0.06)           (0.01)           (0.04)         (0.05)
                                          --------       --------       --------         --------         --------       --------
Net asset value, end of period..........  $   1.00       $   1.00       $   1.00         $   1.00         $   1.00       $   1.00
                                          ========       ========       ========         ========         ========       ========
Total return............................      0.98%          3.45%          5.69%            0.82%(B)         4.33%          4.89%
                                          ========       ========       ========         ========         ========       ========
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)...........................  $913,240       $868,395       $800,196         $866,041         $841,653       $744,226
 Ratios to average net assets
   (annualized)(A):
   Expenses.............................      0.93%          0.93%          0.97%            1.00%            0.97%          0.94%
   Net investment income................      0.97%          3.36%          5.54%            4.87%            4.24%          4.78%
   Decrease reflected in above expense
     ratio due to absorption of expenses
     by the Manager.....................      0.01%            --             --               --               --             --

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 26                             Prospectus

                                                                         MONEY MARKET MILEAGE FUND
                                           --------------------------------------------------------------------------------------
                                                                               PLATINUM CLASS
                                           --------------------------------------------------------------------------------------
                                                         YEAR ENDED                      TWO MONTHS              YEAR ENDED
                                                        DECEMBER 31,                       ENDED                OCTOBER 31,
                                           --------------------------------------       DECEMBER 31,       ----------------------
FOR A SHARE OUTSTANDING                      2002           2001           2000             1999             1999          1998
THROUGHOUT THE PERIOD:                     --------       --------       --------       ------------       --------       -------
Net asset value, beginning of period.....  $   1.00       $   1.00       $   1.00         $   1.00         $   1.00       $  1.00
                                           --------       --------       --------         --------         --------       -------
Income from investment operations:
 Net investment income(A)................      0.01           0.03           0.05             0.01             0.04          0.05
 Less dividends from net investment
   income................................     (0.01)         (0.03)         (0.05)           (0.01)           (0.04)        (0.05)
                                           --------       --------       --------         --------         --------       -------
Net asset value, end of period...........  $   1.00       $   1.00       $   1.00         $   1.00         $   1.00       $  1.00
                                           ========       ========       ========         ========         ========       =======
Total return.............................      0.81%          3.32%          5.57%            0.80%(B)         4.22%         4.74%
                                           ========       ========       ========         ========         ========       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)............................  $554,242       $678,026       $643,693         $442,218         $342,192       $73,875
 Ratios to average net assets
   (annualized)(A):
   Expenses..............................      1.10%          1.06%          1.08%            1.09%            1.09%         1.09%
   Net investment income.................      0.82%          3.26%          5.46%            4.80%            4.17%         4.64%
   Decrease reflected in above expense
     ratio due to absorption of expenses
     by the Manager......................        --             --             --             0.01%              --          0.03%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             27                 Additional Information

                                                                          MUNICIPAL MONEY MARKET FUND
                                               ----------------------------------------------------------------------------------
                                                                                 PLATINUM CLASS
                                               ----------------------------------------------------------------------------------
                                                           YEAR ENDED                     TWO MONTHS             YEAR ENDED
                                                          DECEMBER 31,                      ENDED                OCTOBER 31,
                                               -----------------------------------       DECEMBER 31,       ---------------------
FOR A SHARE OUTSTANDING                         2002          2001          2000             1999            1999          1998
THROUGHOUT THE PERIOD:                         -------       -------       -------       ------------       -------       -------
Net asset value, beginning of period.........  $  1.00       $  1.00       $  1.00         $  1.00          $  1.00       $  1.00
                                               -------       -------       -------         -------          -------       -------
 Net investment income(A)....................       --          0.02          0.03            0.01             0.02          0.03
 Less dividends from net investment income...       --         (0.02)        (0.03)          (0.01)           (0.02)        (0.03)
                                               -------       -------       -------         -------          -------       -------
Net asset value, end of period...............  $  1.00       $  1.00       $  1.00         $  1.00          $  1.00       $  1.00
                                               =======       =======       =======         =======          =======       =======
Total return.................................     0.51%         1.82%         3.21%           0.47%(B)         2.27%         2.75%
                                               =======       =======       =======         =======          =======       =======
Ratios and supplemental data:
 Net assets, end of period (in thousands)....  $71,132       $59,427       $89,602         $76,076          $81,118       $87,852
 Ratios to average net assets
   (annualized)(A):
   Expenses..................................     0.99%         1.00%         1.02%           1.05%            1.04%         1.04%
   Net investment income.....................     0.52%         1.87%         3.17%           2.77%            2.24%         2.69%
   Decrease reflected in above expense ratio
     due to absorption of expenses by the
     Manager.................................     0.02%           --            --            0.03%            0.01%         0.03%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 28                             Prospectus

                                                      MUNICIPAL MONEY MARKET MILEAGE FUND
                                                  -------------------------------------------
                                                               PLATINUM CLASS(B)
                                                  -------------------------------------------
                                                         YEAR ENDED
                                                        DECEMBER 31,         TWO MONTHS ENDED
                                                  ------------------------     DECEMBER 31,
FOR A SHARE OUTSTANDING                            2002     2001     2000          1999
THROUGHOUT THE PERIOD:                            ------   ------   ------   ----------------
Net asset value, beginning of period............  $ 1.00   $ 1.00   $ 1.00        $ 1.00
                                                  ------   ------   ------        ------
Income from investment operations:
  Net investment income(A)......................      --     0.02     0.03          0.01
  Less dividends from net investment income.....      --    (0.02)   (0.03)        (0.01)
                                                  ------   ------   ------        ------
Net asset value, end of period..................  $ 1.00   $ 1.00   $ 1.00        $ 1.00
                                                  ======   ======   ======        ======
Total return....................................    0.35%    1.72%    3.05%         0.45%(C)
                                                  ======   ======   ======        ======
Ratios and supplemental data:
  Net assets, end of period (in thousands)......  $7,517   $8,464   $7,889        $    1
  Ratios to average net assets (annualized)(A):
    Expenses....................................    1.16%    1.10%    1.10%         1.10%
    Net investment income.......................    0.34%    1.72%    3.29%         2.74%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager...................................    0.07%    0.13%    0.06%         0.17%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Municipal Money Market Portfolio.

(B) The Platinum Class of the Municipal Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             29                 Additional Information

                                                                      U.S. GOVERNMENT MONEY MARKET FUND
                                             ------------------------------------------------------------------------------------
                                                                                PLATINUM CLASS
                                             ------------------------------------------------------------------------------------
                                                          YEAR ENDED                      TWO MONTHS             YEAR ENDED
                                                         DECEMBER 31,                       ENDED                OCTOBER 31,
                                             -------------------------------------       DECEMBER 31,       ---------------------
FOR A SHARE OUTSTANDING                        2002           2001          2000             1999            1999          1998
THROUGHOUT THE PERIOD:                       --------       --------       -------       ------------       -------       -------
Net asset value, beginning of period.......  $   1.00       $   1.00       $  1.00         $  1.00          $  1.00       $  1.00
                                             --------       --------       -------         -------          -------       -------
 Net investment income(A)..................      0.01           0.03          0.05            0.01             0.04          0.05
 Less dividends from net investment
   income..................................     (0.01)         (0.03)        (0.05)          (0.01)           (0.04)        (0.05)
                                             --------       --------       -------         -------          -------       -------
Net asset value, end of period.............  $   1.00       $   1.00       $  1.00         $  1.00          $  1.00       $  1.00
                                             ========       ========       =======         =======          =======       =======
Total return...............................      0.90%          3.37%         5.53%           0.80%(B)         4.09%         4.71%
                                             ========       ========       =======         =======          =======       =======
Ratios and supplemental data:
 Net assets, end of period (in
   thousands)..............................  $119,833       $112,670       $78,857         $78,585          $84,385       $78,412
 Ratios to average net assets
   (annualized)(A):
   Expenses................................      0.95%          0.95%         1.00%           1.02%            1.01%         1.01%
   Net investment income...................      0.88%          3.20%         5.40%           4.77%            4.01%         4.62%
   Decrease reflected in above expense
     ratio due to absorption of expenses by
     the Manager...........................      0.03%            --            --              --               --          0.01%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) Not annualized.


--------------------------------------------------------------------------------

Additional Information                 30                             Prospectus

                                                   U.S. GOVERNMENT MONEY MARKET MILEAGE FUND
                                                 ---------------------------------------------
                                                               PLATINUM CLASS(B)
                                                 ---------------------------------------------
                                                         YEAR ENDED
                                                        DECEMBER 31,          TWO MONTHS ENDED
                                                 --------------------------     DECEMBER 31,
FOR A SHARE OUTSTANDING                           2002     2001      2000           1999
THROUGHOUT THE PERIOD:                           ------   -------   -------   ----------------
Net asset value, beginning of period...........  $ 1.00   $  1.00   $  1.00        $ 1.00
                                                 ------   -------   -------        ------
Income from investment operations:
  Net investment income(A).....................    0.01      0.03      0.05          0.01
  Less dividends from net investment income....   (0.01)    (0.03)    (0.05)        (0.01)
                                                 ------   -------   -------        ------
Net asset value, end of period.................  $ 1.00   $  1.00   $  1.00        $ 1.00
                                                 ======   =======   =======        ======
Total return...................................    0.69%     3.22%     5.47%         0.80%(C)
                                                 ======   =======   =======        ======
Ratios and supplemental data:
  Net assets, end of period (in thousands).....  $7,405   $16,903   $12,350        $    1
  Ratios to average net assets (annualized)(A):
    Expenses...................................    1.15%     1.10%     1.10%         1.10%
    Net investment income......................    0.74%     3.11%     5.55%         4.69%
    Decrease reflected in above expense ratio
      due to absorption of expenses by the
      Manager..................................    0.06%     0.08%     0.14%         0.20%

(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services U.S. Government Money Market Portfolio.

(B) The Platinum Class of the U.S. Government Money Market Mileage Fund commenced active operations on November 1, 1999 and at that time the existing shares of the Fund were designated as Mileage Class shares.

(C) Not annualized.


--------------------------------------------------------------------------------

Prospectus                             31                 Additional Information

                                  -- Notes --

                                  -- Notes --

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT THE FUNDS IS FOUND IN THE DOCUMENTS LISTED BELOW. REQUEST A FREE COPY OF THESE DOCUMENTS BY CALLING (800) 934-4448.

  ANNUAL REPORT/SEMI-ANNUAL REPORT       STATEMENT OF ADDITIONAL INFORMATION
  The Funds' Annual and Semi-Annual      The SAI contains more details about
  Reports list the Funds' actual         the Funds and their investment
  investments as of the report's date.   policies. The SAI is incorporated in
  They also include a discussion by the  this Prospectus by reference (it is
  Manager of market conditions and       legally part of this Prospectus). A
  investment strategies that             current SAI is on file with the
  significantly affected the Funds'      Securities and Exchange Commission
  performance. The report of the Funds'  (SEC).
  independent auditors is included in
  the Annual Report.

TO REDUCE EXPENSES, YOUR FINANCIAL INSTITUTION MAY MAIL ONLY ONE COPY OF THE PROSPECTUS, ANNUAL REPORT, AND SEMI-ANNUAL REPORT TO THOSE ADDRESSES SHARED BY TWO OR MORE ACCOUNTS. IF YOU WISH TO RECEIVE INDIVIDUAL COPIES OF THESE DOCUMENTS, PLEASE CONTACT YOUR FINANCIAL INSTITUTION. THEY WILL BEGIN SENDING YOU INDIVIDUAL COPIES THIRTY DAYS AFTER RECEIVING YOUR REQUEST.

TO OBTAIN MORE INFORMATION ABOUT THE FUNDS:


              (LOGO)                               (LOGO)
           BY TELEPHONE:                          BY MAIL:
        Call (800) 934-4448           TD Waterhouse Investor Services,
                                                    Inc.
                                              Customer Service
                                               100 Wall Street
                                             New York, NY 10005

              (LOGO)                               (LOGO)
            BY E-MAIL:                        ON THE INTERNET:
american _ aadvantage.funds@aa.com       Visit the Funds' website at
                                               www.aafunds.com
                                        Visit TD Waterhouse's website
                                           at www.tdwaterhouse.com
                                          Visit the SEC website at
                                                 www.sec.gov

The SAI and other information about the Funds are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic mail to publicinfo@sec. gov, or by writing to: SEC's Public Reference Section, 450 5th Street NW, Washington, D.C. 20549-0102. The SAI and other information about the Funds may also be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

                               Available through

                              (TD WATERHOUSE LOGO)

    (AMERICAN AADVANTAGE FUNDS LOGO)      (AMERICAN AADVANTAGE MILEAGE FUNDS LOGO)



        SEC File Number 811-4984                  SEC File Number 811-9018

American Airlines is not responsible for investments made in the American AAdvantage Funds or the American AAdvantage Mileage Funds. American AAdvantage Funds and American AAdvantage Mileage Funds are registered service marks of AMR Corporation. American AAdvantage Money Market Fund is a registered service mark of AMR Investment Services, Inc. Platinum Class, American AAdvantage Municipal Money Market Fund, American AAdvantage U.S. Government Money Market Fund, American AAdvantage Money Market Mileage Fund, American AAdvantage Municipal Money Market Mileage Fund and American AAdvantage U.S. Government Money Market Mileage Fund are service marks of AMR Investment Services, Inc.